Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 19,202
Ending balance	20,507	€ 19,202
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	1,327	1,481
Gross premium and deposits - existing and new business	84	99
Unwind of discount / interest credited	84	89
Insurance liabilities released	(123)	(129)
Changes to valuation of expected future benefits		28
Changes in unearned premiums	(28)	(42)
Incurred related to current year	77	85
Incurred related to prior years	36	37
Release for claims settled current year	(18)	(19)
Release for claims settled prior years	(130)	(119)
Change in IBNR	12	(8)
Shadow accounting adjustment	(24)	6
Net exchange differences	65	(180)
Portfolio transfers and acquisitions		2
Other movements	(8)	(4)
Ending balance	€ 1,356	€ 1,327